Mariner Hyman Beck Fund | Mariner Hyman Beck Fund
Mariner Hyman Beck Fund
Investment Objective.
The investment objective of the Mariner Hyman Beck Fund (the “Fund”) is income and capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 15 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mariner Hyman Beck Fund	Mariner Hyman Beck Fund Class A Shares	Mariner Hyman Beck Fund Class C Shares	Mariner Hyman Beck Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none	none
Maximum Deferred Sales Charge (Load)	none	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mariner Hyman Beck Fund		Mariner Hyman Beck Fund Class A Shares	Mariner Hyman Beck Fund Class C Shares	Mariner Hyman Beck Fund Class I Shares
Management Fees		0.96%	0.96%	0.96%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.79%	1.79%	1.79%
Acquired Fund Fees and Expenses	[2]	0.17%	0.17%	0.17%
Total Annual Fund Operating expenses		3.17%	3.92%	2.92%
Fee Waiver and Expense Reimbursements	[3]	(1.00%)	(1.00%)	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		2.17%	2.92%	1.92%
[1]	Other Expenses include commodity trading advisor fees, if any, but do not include the costs of investing in Underlying Pools, like commodity pools, that are not investment companies. The Fund estimates that Underlying Pool expenses, if presented, would be 1.33%, which would be in addition to the Fund's Total Annual Fund Operating Expenses. This would result in total annual operating expenses of 3.50%, 4.25% and 3.25% for Class A, Class C and Class I shares, respectively. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	Pursuant to an operating expense limitation agreement between RJO Investment Management, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses such as litigation) for the Fund do not exceed 2.00%, 2.75%, and 1.75%, of the Fund's average net assets, for Class A, Class C, and Class I shares, respectively, through March 31, 2014, and then 3.00%, 3.75% and 2.75% for Class A, Class C and Class I shares, respectively, adjusted annually of the average daily net assets through March 31, 2023, This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid. The Adviser is permitted to seek reimbursement from the Fund for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Mariner Hyman Beck Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Mariner Hyman Beck Fund Class A Shares	758	1,385	2,036	3,770
Mariner Hyman Beck Fund Class C Shares	295	1,104	1,931	4,076
Mariner Hyman Beck Fund Class I Shares	195	810	1,450	3,171

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was ~~0.00 % of the average value of the portfolio.~~

Principal Investment Strategies.

The Fund seeks to achieve its investment objectives using two principal strategies:

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Short-term Fixed Income Strategy: For the short-term fixed income strategy, decisions are driven by liquidity, rating and time to maturity. This portion of the portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

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Global Macro Managed Futures Overlay: The global macro managed futures overlay is intended to provide returns non-correlated with traditional portfolios through allocation to alternative investments. Implementation of the strategy is based on multiple forms of diversification: 1) across market sectors; 2) across geography; 3) across short, medium and long term holding periods; and 4) across tactical strategies such as trend following (identifying opportunities as prices trend up and down), and mean reversion (analyzing statistics over the long term and investing as prices revert to the long term price average).  The fundamental strategy can be deployed by allocating assets to multi-strategy single portfolio managers and/or funds, or by combining multiple specialist managers and/or funds (each an “Underlying Pool”). Each Underlying Pool invests according to its manager’s trading strategy, and will generally trade a diversified portfolio of commodity interests, including but not limited to: futures contracts, forward contracts, foreign exchange commitments, options on physical commodities and on futures contracts, spot (cash) commodities and currencies. The holding periods for trades may vary and could last from a few days to over one year. Quantitative models driven mainly by volatility and correlation measurements are used in order to control investment biases (such as biases for larger contracts or higher margin contracts).

The Fund will execute its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in an Underlying Pool or Pools. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures as the Fund.

The Fund may also pursue its managed futures strategy by investing a portion of its assets directly in certain financial-related derivatives. The Fund anticipates that it will generally invest between 10-70% of its assets (whether directly or through the Subsidiary) pursuant to the managed futures strategy. The Fund anticipates that it will generally invest between 30-90% of its assets pursuant to the short-term fixed income strategy, although it reserves the right to invest up to 100% of its assets pursuant to the short-term fixed income strategy.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

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Commodities Risk.   Investing in the commodities markets (directly or indirectly) may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

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Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

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Derivatives Risk: The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

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Fixed Income Securities Risks.  Fixed income securities are subject to the risk that securities could lose value because of interest rate changes.  Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.  Fixed income securities are also subject to prepayment and credit risks.

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Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies in which the Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

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Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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General Market Risk.  The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities markets generally.

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Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

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Limited History of Operations: The Fund has a limited history of operation. In addition, the Adviser has limited experience managing a mutual fund.

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Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

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Management Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

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Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Short Position Risk: While the Fund will not take short positions, the Underlying Pools may. As a result, the Underlying Pools (and indirectly the Fund) will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the underlying portfolio manager’s ability to accurately anticipate the future value of a security or instrument. The Underlying Pools’ losses are potentially unlimited in a short position transaction.

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Strategy Risk.  The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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Regulatory Change Risk:   In 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain rule amendments that significantly affected the exemptions from CFTC regulations available to the Fund, its Subsidiary and the Adviser.  As of January 1, 2013, the Adviser no longer qualifies for the exclusion from the definition of the term “commodity pool operator” or “CPO” under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund’s operation.  The Adviser is now registered as a commodity pool operator (“CPO”) with the CFTC and, accordingly, is subject to CFTC regulations.  The on-going compliance implications of these amendments, however, are not yet fully effective and their scope of application is still uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations will apply with respect to the Fund once the CFTC proposal that seeks to “harmonize” these obligations with overlapping SEC regulations is finalized.  The effects of these regulatory changes could increase Fund expenses, reduce investment returns or limit the Fund’s ability to implement its investment strategy.

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Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.  Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund.  However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  However, the IRS has suspended issuance of any further letters pending a review of its position.  If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

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Underlying Pools Risk: Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Underlying Pool manager.  Management fees typically are based on the leveraged account size and not the actual cash invested in the Underlying Pool.  Based on expected leverage levels, the management fees paid by the Underlying Pools to their managers will represent between 0% and approximately 12.5% of the Fund’s investment in the Underlying Pools.  Depending on the fee, this represents between 0 to 2.5% of the Fund’s assets.  Performance fees will range from 10% to 35% of each Underlying Pool’s returns and are computed for each Underlying Pool without regard the performance other Underlying Pools. Accordingly, the Fund may indirectly pay a performance fee to an Underlying Pool’s manager with positive investment performance, even if the Fund’s overall returns are negative. Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

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Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Adviser has, on behalf of the Subsidiary, filed with the National Futures Association a notice claiming exemption from the CFTC’s reporting and disclosure requirements in accordance with Part 4 of the CFTC Regulations.  The CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund).  Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. ~~Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling the Fund toll-free at 1-855-542-4MHB (4642).~~

Class I Shares1 Calendar Year Returns as of December 31,

[1] The returns shown in the bar chart are for Class I shares. The performance of Class A and Class C shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the best performance for a quarter was 0.00% (for the quarter ended March 31, 2012 ).  The worst performance was -10.30% (for the quarter ended September 30, 2012 ).

Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Returns Mariner Hyman Beck Fund	1 Year	Since Inception		Inception Date
Mariner Hyman Beck Fund Class I Shares	(11.60%)	(11.17%)	[1]	Dec. 16, 2011
Mariner Hyman Beck Fund Class A Shares	(16.54%)	(15.94%)	[1]	Dec. 16, 2011
Mariner Hyman Beck Fund Class C Shares	(12.00%)	(11.55%)	[1]	Dec. 16, 2011
After Taxes on Distributions Mariner Hyman Beck Fund Class I Shares	(11.60%)	(11.17%)	[1]
After Taxes on Distributions and Sale of Fund Shares Mariner Hyman Beck Fund Class I Shares	(7.54%)	(9.49%)	[1]
BofAML 3 Month Treasury Bill Index	0.11%	0.10%
Barclay BTOP50 Index (reflects no deduction for fees, expenses or taxes)	(1.92%)	(1.97%)
[1]	The Fund commenced operations on December 16, 2011.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The BofAML 3 Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days that assumes reinvestment of all income. Investing in an Index is not possible.

 The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50.  In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.